Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		May 31, 2020	May 31, 2019	May 31, 2018
Other Liabilities Disclosure [Abstract]
Accrued payroll		$ 331,172	$ 285,329	$ 212,677
Refund liability	[1]	94,006	76,221
Payable for purchase of property and equipment		65,335	44,445	45,590
Accrued advertising fees		20,231	11,934	8,548
Refundable fees received from students	[2]	15,955	15,783	11,541
Refundable deposits	[3]	14,819	11,074	7,290
Rent payable		13,857	23,643	18,210
Welfare payable		12,612	12,897	9,187
Amounts reimbursable to employees	[4]	12,674	19,366	16,157
Royalty fees payable	[5]	6,696	7,724	4,410
Accrued professional service fees		6,199	1,943	1,134
Payable for investments and acquisitions		3,917	21,962	5,420
VAT payable		2,881	13,321	12,125
Other taxes payable		1,785	2,715	2,945
Others	[6]	32,480	28,164	18,303
Total		$ 634,619	$ 576,521	$ 373,537

[1]	The refund liability is recognized for variable amount of the considerations received from clients and recorded as refund liability in accordance with Topic 606 as described in Note 2.
[2]	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on their behalf; and (2) tuition fees refundable to students for classes withdrawn.
[3]	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
[4]	Amounts reimbursable to employees include travelling and the business related expenses.
[5]	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
[6]	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.